CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical)	Oct. 25, 2024 USD ($)	Sep. 14, 2023 USD ($)	Dec. 31, 2024 USD ($)	Oct. 26, 2024 USD ($)	Oct. 24, 2024 USD ($)	Sep. 15, 2023 USD ($)
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Share consolidation ratio	0.0167	0.067
Common stock, authorized share capital	$ 36,500,000	$ 50,000,000	$ 36,500,000	$ 36,500,000	$ 500,000	$ 36,500,000